Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Gross premiums written	$ 4,403.1	$ 3,579.0	$ 3,018.1
Reinsurance premiums ceded	(2,008.5)	(1,442.4)	(1,159.7)
Net premiums written	2,394.6	2,136.6	1,858.4
Change in net unearned premiums	(136.5)	(304.0)	(357.9)
Net premiums earned	2,258.1	1,832.6	1,500.5
Net investment income	190.5	119.5	40.7
Net realized and unrealized investment gains/(losses)	(28.6)	4.9	(33.7)
Other income	0.0	0.1	1.9
Total revenues before net gain on distribution of The Fidelis Partnership	2,420.0	1,957.1	1,509.4
Net gain on distribution of The Fidelis Partnership	0.0	1,639.1	0.0
Total revenues	2,420.0	3,596.2	1,509.4
Expenses
Losses and loss adjustment expenses	1,155.8	698.8	830.2
Policy acquisition expenses (includes The Fidelis Partnership commissions of $311.1 (2023: $225.3 and 2022: $nil))	999.7	723.8	384.4
General and administrative expenses	94.3	82.7	165.5
Corporate and other expenses	1.6	4.1	20.5
Net foreign exchange (gains)/losses	(1.6)	4.1	(6.8)
Financing costs	33.8	35.5	35.5
Total expenses	2,283.6	1,549.0	1,429.3
Income before income taxes	136.4	2,047.2	80.1
Income tax (expense)/benefit	(23.1)	85.3	(17.8)
Net income	113.3	2,132.5	62.3
Net income attributable to non-controlling interests	0.0	0.0	(9.7)
Net income available to common shareholders	113.3	2,132.5	52.6
Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	9.6	81.7	(99.0)
Reclassification of net realized losses recognized in net income	24.7	0.7	2.5
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	(2.8)	(9.7)	8.1
Currency translation adjustments	0.0	0.0	1.1
Currency translation adjustments	0.0	0.0	(1.1)
Total other comprehensive income/(loss)	31.5	72.7	(89.5)
Comprehensive income/(loss) attributable to common shareholders	$ 144.8	$ 2,205.2	$ (36.9)
Per share data
Earnings per common share (in dollars per share)	$ 0.98	$ 18.65	$ 0.27
Earnings per diluted common share (in dollars per share)	$ 0.98	$ 18.65	$ 0.26
Weighted average basic common shares outstanding (in shares)	115,218,380	114,313,971	194,290,180
Weighted average diluted common shares outstanding (in shares)	115,627,181	114,324,683	199,323,854